Partners' Capital and Distributions (Changes In Limited Partner Units Outstanding) (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Limited Partners' Capital Account [Roll Forward]
Limited partner unitholders, units outstanding (in shares)	228,195,160	228,024,556	227,783,916
Partners' Capital Account, Units, Unit-based Compensation (in shares)	199,792	168,913	216,679
Limited partner unitholders, units outstanding (in shares)	228,403,428	228,195,160	228,024,556
Limited Partners' Capital Account, Right to Receive Distribution in Cash, Period	45 days
Limited Partners' Capital Account, Removal of Magellan GP, LLC, Percentage Vote	100.00%
Limited Partners' Capital Account, Annual Report Available, Period	120 days
Limited Partners' Capital Account, Tax Reporting Information, Period	90 days
Management [Member]
Limited Partners' Capital Account [Roll Forward]
Partners' Capital Account, Units, Unit-based Compensation (in shares)	199,792	168,913	216,679
Director [Member]
Limited Partners' Capital Account [Roll Forward]
Partners' Capital Account, Units, Unit-based Compensation (in shares)	8,476	1,691	23,961